OTHER BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Short-term Debt [Line Items]
Ending balance
Average balance during the year	4,350
Maximum month-end balance during the year	$ 15,698
Average interest rate during the year	0.25%	0.00%
Weighted-average rate at year-end	0.00%	0.00%